Earning per share (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares
Basic earnings per share:
Net Income | ₪			₪ 52,209	₪ 51,511	₪ 24,967
Weighted average number of shares used in computing basic and diluted earnings per share		13,433,684	13,433,684	13,217,017	13,240,913
US Dollars [Member]
Basic earnings per share:
Net Income | $	[1]	$ 16,240
Weighted average number of shares used in computing basic and diluted earnings per share	[1]	13,433,684	13,433,684

[1]	Convenience Translation into US Dollars.